SCHEDULE OF OPTION ASSUMPTION (Details)	Oct. 01, 2024	Aug. 06, 2024	Apr. 13, 2024	Apr. 08, 2024	Apr. 03, 2024	Dec. 13, 2023	Jan. 25, 2021	Feb. 19, 2020
7-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%
Expected volatility	127.90%
Expected term	7 years
Risk free interest rate	3.51%
Expected forfeitures	0.00%
5-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends						0.00%
Expected volatility						133.30%
Expected term	4 years 6 months				5 years	6 years 3 months
Risk free interest rate						4.04%
Expected forfeitures						0.00%
7 Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends		0.00%
Expected volatility		133.80%
Expected term		7 years
Risk free interest rate		3.73%
Expected forfeitures		0.00%
Four Point Five Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term		4 years 6 months
7 Year Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends		0.00%
Expected volatility		133.80%
Expected term		7 years
Risk free interest rate		3.76%
Expected forfeitures		0.00%
7 Year Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends		0.00%
Expected volatility		133.80%
Expected term		7 years
Risk free interest rate		3.76%
Expected forfeitures		0.00%
7 Year Option Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends		0.00%
Expected volatility		133.80%
Expected term		7 years
Risk free interest rate		3.73%
Expected forfeitures		0.00%
Four Point Five Year Option Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term		4 years 6 months
4.25-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends			0.00%
Expected volatility			134.80%
Expected term			9 years 3 months 29 days
Risk free interest rate			4.54%
Expected forfeitures			0.00%
4.25-Year Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term			4 years 3 months
4.75-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends			0.00%
Expected volatility			130.50%
Expected term			4 years 9 months	6 years 6 months
Risk free interest rate			4.54%
Expected forfeitures			0.00%
3.25-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends				0.00%	0.00%
Expected volatility				138.60%	138.30%
Expected term				3 years 3 months	3 years 3 months
Risk free interest rate				4.60%	4.48%
Expected forfeitures				0.00%	0.00%
Ten Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends						0.00%
Expected volatility						133.30%
Expected term					10 years	5 years
Risk free interest rate						4.00%
Expected forfeitures						0.00%
5-Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends						0.00%
Expected volatility						133.30%
Expected term					5 years	6 years 3 months
Risk free interest rate						4.04%
Expected forfeitures						0.00%
7-Year Option Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends							0.00%
Expected volatility							133.22%
Expected term							7 years
Risk free interest rate							1.46%
Expected forfeitures							0.00%
10-Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends								0.00%
Expected volatility								125.19%
Expected term								3 years
Risk free interest rate								1.50%
Expected forfeitures								0.00%
7-Year Option Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends								0.00%
Expected volatility								125.19%
Expected term								6 years
Risk free interest rate								1.46%
Expected forfeitures								0.00%